Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Cash and cash equivalents - Book Value	$ 17,360	$ 26,750	$ 99,495	$ 35,346
Cash and cash equivalents - Fair Value	17,360	26,750
Restricted cash - Book Value	7,728	7,789
Restricted cash - Fair Value	7,728	7,789
Loans receivable from affiliates - Book Value	2,422	1,521
Loans receivable from affiliates - Fair Value	2,422	1,521
Amounts due to related parties, short term - Book Value	0	(8,680)
Amounts due to related parties, short term - Fair Value	0	(8,860)
Amounts due to related parties, long-term - Book Value	11,105	0
Amounts due to related parties, long term - Fair Value	11,105	0
Amounts due from related parties - Book Value	19,639	0
Amounts due from related parties - Fair Value	19,639	0
Term Loan B facility, net - Book Value	(382,653)	(404,977)
Term Loan B facility, net - Fair Value	(360,700)	(406,410)
Other long-term debt, net - Book Value	(141,124)	(193,102)
Other long-term debt, net - Fair Value	(141,805)	(194,569)
Notes receivable - Book Value	6,112	0
Notes receivable - Fair Value	$ 6,112	$ 0